Contingent Liabilities and Commitments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	$ 16
Capital Addition Purchase Commitments [Member]
Contingent Liabilities [Line Items]
Commitments for construction and acquisition of property, plant, and equipment	244
Gas Pipeline [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	9
Natural gas underground storage facilities [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	7
NGL And Petchem Services [Member] | General Liability Coverage [Member] | Geismar Incident [Member]
Contingent Liabilities [Line Items]
Aggregate limit of insurance	610
Insurance deductibles	$ 2